Provisions for legal proceedings, judicial deposits and contingent liabilities (Details 2) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Tax	$ 8,665	$ 10,607
Labor	859	979
Civil	2,750	2,977
Environmental	137	115
Others	68	68
Total	$ 12,479	$ 14,746	$ 13,335	$ 11,053